Supplemental Cash Flow Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Line Items]
Non-cash modifications of certain mortgage loans and fixed income securities	$ 5,400,000	$ 1,600,000	$ 22,000
Non-cash Investing to limited partnership		4,700,000
Liabilities for collateral received in conjunction with the securities lending program	$ 60,931,000	$ 99,668,000	$ 101,095,000	$ 62,610,000